EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
Discretionary matching and other contributions	$ 0.8	$ 0.9